                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811-09561

                        Century Capital Management Trust
               (Exact name of registrant as specified in charter)

                      c/o Century Capital Management, Inc.
                 One Liberty Square, Boston, Massachusetts 02109
              (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                        Century Capital Management, Inc.
                 One Liberty Square, Boston, Massachusetts 02109
                    (Name and address of agent for service)

                                with a copy to:

                              Matthew C. Dallet, Esq.
                               Palmer & Dodge LLP
             111 Huntington Avenue, Boston, Massachusetts 02199-7613


Registrant's telephone number, including area code:  (617) 482-3060
                                                     --------------

Date of fiscal year end:  October 31
                          ----------

Date of reporting period:  November 1 - April 30, 2003
                           ---------------------------

Item 1.  Reports to Stockholders.

CENTURY CAPITAL MANAGEMENT                                     Seventy-Five
                                                                 Years of
                                                                Investing
                                                               1928 - 2003
[graphic omitted]
                                                                         CENTURY
                                                                           FUNDS

                                                                  CENTURY SHARES
                                                                           TRUST
                                                                             AND
                                                                   CENTURY SMALL
                                                                 CAP SELECT FUND


                                                                     SEMI-ANNUAL
                                                                         REPORTS

                                                                  APRIL 30, 2003

[logo] CENTURY FUNDS


     CENTURY
   SHARES TRUST
    EST. 1928

CENTURY SMALL CAP
   SELECT FUND
    EST. 1999

TRUSTEES AND OFFICERS
Allan W. Fulkerson, Chairman and Trustee
John E. Beard, Trustee
Davis R. Fulkerson, Trustee
Ernest E. Monrad, Trustee
Michael J. Poulos, Trustee
Jerry S. Rosenbloom, Trustee
Alexander L. Thorndike, Vice Chairman and Trustee
Steven Alfano, Secretary

INVESTMENT ADVISOR
Century Capital Management, Inc.

    One Liberty Square
Boston, Massachusetts 02109
    Shareholder Hotline
       800-303-1928
   www.centuryfunds.com

            CENTURY SHARES TRUST
                  75 YEARS
            OF DEDICATED SERVICE

TRUSTEES OF CENTURY             YEARS OF SERVICE
-------------------             ----------------
Charles P. Curtis, Jr.             1928-1959
Louis Curtis, Jr.                  1928-1947*
Charles D. Dickey                  1928-1932
Robert H. Gardiner                 1928-1944
Ellery S. James                    1928-1932
Donald C. Watson                   1928-1951
Prescott S. Bush                   1932-1934
Charles F. Adams                   1933-1943
Henry R. Guild                     1943-1978
O. Kelley Anderson                 1943-1988
William H. Davies                  1951-1968
Vinton C. Johnson                  1951-1989
Henry T. Vance                     1952-1970
William H. Spaulding               1963-1971
Allan W. Fulkerson                 1969-
Robert A. Hall                     1971-1976
Ernest E. Monrad                   1977-
William W. Dyer, Jr.               1977-2001
John E. Beard                      1983-
Thomas B. Wheeler                  1983-1987
William O. Bailey                  1989-2001
Michael J. Poulos                  1998-
Jerry S. Rosenbloom                1998-
John R. Casey                      1999-2000
Alexander L. Thorndike             1999-
Davis R. Fulkerson                 2000-

*Served as an Advisor to the Trust from 1947 to 1963.


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. The Statements of Additional Information (SAI) for the Funds include additional information about our Trustees and are available, without charge, upon request. Shareholders may contact the Funds to request an SAI by calling the Shareholder Hotline at the number indicated above. (06/03).

DEAR FELLOW SHAREHOLDERS

HISTORICAL PERSPECTIVE
March 1, 2003, marked the 75th anniversary of Century Shares Trust (CST). CST has a long and rich history thanks to shareholders like you and our long-term commitment to managing the Trust on your behalf. Although being the fifth oldest mutual fund firm in the United States has taken a lot of hard work and some luck, we believe that there are five enduring principles which have and should continue to guide our mission over the next 75 years:

    1. Pursue a long-term focus on increasing shareholder value
    2. Align our incentives with those of our shareholders
    3. Maintain a research-intensive investment process
    4. Strive to be a better manager, not necessarily a bigger one
    5. Hire the best people

Our firm is small, independent and entrepreneurial and we are focused on doing what is right for our shareholders. Our incentives are aligned with you, since we are also shareholders in our mutual funds. We believe this approach will enable us to deliver continued outstanding performance for the Funds' shareholders. Going forward, we will strive to remain an independent, focused and vibrant organization where we only succeed by delivering value to you, our clients.

There are three matters we would like to bring to your attention. First, we are grateful for the trust you confer upon us and will continue to work diligently and prudently to maintain that trust. Second, we enclose a questionnaire that will help us learn the degree to which Century has satisfied your needs and what we might focus on (or not) in the future. Third, we are considering hosting a shareholder forum in the fall of 2003 to: (1) celebrate the 75th anniversary of Century Shares Trust, (2) discuss the topic of delivering long-term shareholder value and (3) most importantly, thank you, our shareholders, for your continued support. We are interested in whether you consider this a good idea and whether you might attend such an event. Please note your responses on the enclosed questionnaire.

MARKET CONDITIONS: GRADUALLY IMPROVING
After a nearly three-year downturn in the markets, stocks posted a refreshing gain over the six months ended April 30, 2003, with the S&P 500 up 4.5% and the Russell 2000 up 7.6%. It was a rocky ride for equity investors, with stocks dropping to a six-year low before rallying in mid-March ahead of the Iraq invasion. By early April, the uncertainty began to subside despite nervousness about the war's final outcome and the economic clouds of rising unemployment and energy prices.

Looking forward, we remain cautiously optimistic due to a confluence of events that are benefiting investors, including declining interest rates that are at forty-year lows, GDP growth that is improving, and business investment that seems to be accelerating. Equity investors should also benefit from the recent income tax cut. Our primary concerns revolve around a myriad of geopolitical issues, including the crises in the Middle East, SARS and the growing socioeconomic gap between rich and poor societies.

On the domestic front, we see a recovery gradually taking hold. The quality of 2003 earnings appears to be improving as firms work through the excesses of aggressive accounting and poor decision-making during the late 1990s. The consumer continues to spend and remains the primary driver of the economy. The economy continues to be held back by high corporate and household debt levels, rising unemployment and sluggish manufacturing growth stemming from rising energy and insurance costs, as well as lingering overcapacity in the technology markets. On balance, the economy seems to be headed in the right direction, but such improvement is unlikely to occur in a smooth, predictable way.

INVESTMENT STYLE AND PERFORMANCE

As shareholders, you should understand how we try to invest the funds you entrust to us. We are focused on equity investing (typically holding stocks for three to five years) with an emphasis on profitability.

However, we never lose sight of how the market values a company's stock. In other words, we are sensitive to valuation. We are not momentum investors whose results tend to be more volatile and whose time horizon appears to be measured in days or weeks rather than in years.

We believe our approach requires a lot of fundamental research (visiting companies, talking with industry contacts, creating earnings models, etc.). These efforts should result in a higher knowledge base and conviction level when we make portfolio decisions. It is our view that this approach will lead to strong relative investment performance during most phases of a normal investment cycle, especially in nervous or stable market conditions. On the other hand, we are likely to underperform during periods of market exuberance.

CORPORATE GOVERNANCE:  RESTORING INVESTOR TRUST
News headlines continue to highlight investigations into the accounting and business practices of corporate executives, their auditors, and their boards of directors. Although disruptive in the short run, we believe this process is a necessary and healthy part of addressing unethical behavior and systemic excesses and will be an essential part of restoring investor trust in publicly-traded stocks. We view this type of regulatory environment as constructive even though it will result in more oversight of our industry and higher auditing and compliance costs.

WHAT IS CENTURY'S ROLE IN THIS PROCESS?
We hope to act as a positive force for change during this period and want to explain how we try to promote better corporate governance practices, on your behalf. We are strong believers that the best management teams consider themselves custodians of their shareholders' assets; how well executives manage these assets (and treat themselves) is a reflection of their management style and priorities. When we analyze a company, we focus on whether management is acting in the best interests of its shareholders.

We take our role as fiduciaries very seriously. Our proxy voting reflects our belief in better corporate governance. We favor 1) the expensing of stock options, 2) conservative accounting policies with full and clear disclosure, 3) executive compensation incentives (and disincentives) which mirror the long-term returns to shareholders and are proportional to each individual's contribution to that performance and 4) a large majority of independent board directors. We believe other investors are increasingly focusing on these issues, and corporate policies will become an essential part of analyzing and valuing companies in the future.

PORTFOLIO PERFORMANCE
CENTURY SHARES TRUST
The Trust reported a 3.74% return for the six months through April 30th. This compares with a 4.48% return for the S&P 500 Index and 4.34% return for the Lipper Growth and Income Fund Index. In general, the first half results seem to indicate encouraging trends for the Trust's holdings. As shown in the chart below, the Trust has outperformed its benchmarks over the one, three, five and ten year periods.

------------------------------
PERFORMANCE COMPARISON 4/30/03
------------------------------

                                    1 Year    3 Years     5 Years   10 Years
Century Shares Trust               -11.57%      8.41%       1.08%     10.02%
S&P 500 Index                      -13.31%    -12.97%      -2.43%      9.66%
Lipper Growth and Income Index     -13.32%     -7.57%      -2.20%      8.18%

Past performance is no guarantee of future results. For additional Trust performance and disclosure information please refer to page 6.


Over the last six months, the Trust's best performers include J.P. Morgan Chase & Co. (money-center bank), Iron Mountain, Inc. (records storage), Barr Laboratories Inc. (pharmaceuticals) and The Progressive Corp. (auto insurer). The Trust's underperformers included Concord EFS, Inc. (transaction processing), Cardinal Health Inc. (drug distributor) and American International Group Inc. (diversified financials). Currently, we continue to trim some holdings in financial services as they approach our fair value price targets. We redeployed the assets into the consumer and business services sectors, which we believe will benefit from a continued upturn in the economy.

----------------------------------
     FUND COMPOSITION 4/30/03
----------------------------------

Financial Services            72%
Health Care                   16%
Cash                           7%
Consumer Discretionary         3%
Other                          2%

CENTURY SMALL CAP SELECT FUND
For the Fund's six-month performance through April 30, 2003, the Institutional and the Investor Class returns were up 8.70% and 8.53%, respectively, versus 7.55% for the Russell 2000 Index. Although we have continued to outperform the Russell 2000 Index, we continue to underweight the technology and other momentum-driven sectors, which appear to be performing well year-to-date.

As shown in the chart below, Institutional Shares have outperformed the benchmark for the one and three year periods, as well as since inception.

--------------------------------------------------------------------------------
                         PERFORMANCE COMPARISON 4/30/03
--------------------------------------------------------------------------------

Small Cap Performance as of 4/30/03


                                                          Since Inception
                                      1 year     3 Years     (12/9/99)
CSCS Institutional Shares             -1.23%      15.94%       17.70%
Russell 2000 Index                   -20.76%      -6.36%       -3.11%

Past performance is no guarantee of future results. Average Annual Total Return. For additional Trust performance and disclosure information please refer to page 6.

The largest contributors to Fund performance over the last six months include:
CoStar Group, Inc. (information services), Rogers Corp. (materials processing), Sunrise Assisted Living, Inc. (health provider) and Stericycle, Inc. (environmental services).


The Fund's underperformers reflected the struggling conditions impacting the economic recovery: Investment Technology Group Inc. (financial processing), Vertex Pharmaceuticals, Inc. (biotechnology) and Hub International Ltd. (commercial broker).

CENTURY SMALL CAP SELECT FUND

----------------------------------
     FUND COMPOSITION 4/30/03
----------------------------------

Financial Services            31%
Health Care                   26%
Consumer Discretionary        14%
Technology                    10%
Cash                          10%
Other                          4%
Materials and Process          2%
Producer Durables              2%
Utilities                      1%

Over the last several months, retail and business services companies have grown as a percentage of the Fund due to their strong earnings potential beyond 2003. In contrast, we have selectively reduced financial and health care stocks as valuations reflect fair value.

NEW APPOINTMENT
The Trustees are pleased to announce that at the May meeting of the Trustees, chief investment officer Alexander L. Thorndike, was elected to the additional position of Vice Chairman of the Funds and Century Capital Management Trust.

Thank you for your continued support and we hope you will contact us anytime via telephone (1-800-321-1928) or by email (www.centuryfunds.com) with any questions or comments.

Respectfully submitted, for the Trustees,

/s/ Alexander L. Thorndike                           /s/ Allan W. Fulkerson

    Alexander L. Thorndike                               Allan W. Fulkerson
    Vice Chairman and Chief Investment Officer           Chairman

CENTURY SHARES TRUST

PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 - (UNAUDITED)

COMMON STOCKS:  CONSUMER DISCRETIONARY - 3.5%

SHARES                                                 VALUE
------                                                 -----
  68,500  ChoicePoint, Inc. *                       $  2,416,680
 125,000  Iron Mountain, Inc.*                         4,981,250
  20,000  Mohawk Industries, Inc.*                     1,109,400
   5,000  Omnicom Group, Inc.                            309,500
  30,000  TJX Companies, Inc.                            577,500
  20,000  Walgreen Co.                                   617,200
                                                    ------------
                                                      10,011,530
                                                    ------------

COMMON STOCKS:  FINANCIAL SERVICES - 72.0%
 275,000  AFLAC, Inc.                                  8,995,250
  40,000  Alliance Capital Management Holding LP       1,275,200
 191,394  Allstate Corp.                               7,232,779
 190,000  American Capital Strategies, Ltd.            4,609,400
 464,016  American International Gr., Inc.            26,889,727
 135,000  Aon Corp.                                    2,991,600
     215  Berkshire Hathaway, Inc. CL A*              15,010,225
 213,000  Cincinnati Financial Corp.                   7,849,050
  98,335  Citigroup, Inc.                              3,859,649
 150,000  Concord EFS, Inc.*                           2,074,500
  73,400  Everest Re Group Ltd.                        5,112,310
  99,200  First Tennessee National Corp.               4,344,960
 206,200  Gallagher (Arthur J.) & Co.                  5,152,938
  20,000  HCC Insurance Holdings, Inc.                   550,000
 280,000  J.P. Morgan Chase & Co.                      8,218,000
 160,000  Marsh & McLennan Cos., Inc.                  7,628,800
 383,750  MBIA, Inc.                                  17,153,625
  70,000  Moody's Corp.*                               3,380,300
   8,000  Ohio Casualty Corp.*                           100,200
 300,000  Protective Life Corp.                        8,619,000
 290,100  RenaissanceRe Holdings Ltd.                 12,848,529
  71,500  SAFECO Corp.                                 2,753,465
 120,000  SouthTrust Corp.                             3,223,320
 190,000  The Chubb Corp.                             10,049,100
 229,000  The Progressive Corp.                       15,572,000
 298,300  Torchmark Corp.                             11,559,125
  92,666  Waddell & Reed Fin'l, Inc. CL A              1,853,320
  90,000  Wells Fargo & Co.                            4,343,400
  65,000  XL Capital Ltd. CL A                         5,349,500
                                                    ------------
                                                     208,599,272
                                                    ------------

COMMON STOCKS:  HEALTHCARE - 16.1%
  85,000  Anthem, Inc.*                                5,834,400
  80,000  C.R. Bard, Inc.                              5,070,400
  60,000  Cardinal Health, Inc.                        3,316,800
 290,000  Caremark Rx, Inc.*                           5,773,900
  35,000  Charles River Laboratories Int'l, Inc.*        950,250
  90,000  First Health Group Corp.*                    2,254,500
 150,000  HCA, Inc.                                    4,815,000
  50,000  Henry Schein, Inc.*                          2,157,500
 125,000  Pfizer, Inc.                                 3,843,750
  11,600  Stericycle, Inc.*                              455,764
 100,000  UnitedHealth Group, Inc.                     9,213,000
  81,000  Universal Health Services, Inc.*             3,132,270
                                                    ------------
                                                      46,817,534
                                                    ------------

COMMON STOCKS:  OTHER - 1.6%
  18,000  Jacobs Engineering Group, Inc.*                740,700
  90,000  Thermo Electron Corp.*                       1,635,300
 100,000  Waters Corp.*                                2,401,000
                                                    ------------
                                                       4,777,000
                                                    ------------

Total Investment in Common Stocks - 93.2%
   (Identified cost, $113,679,213)                   270,205,336
                                                    ------------
Cash Equivalents - 6.8%
$19,701,000    State Street Bank and Trust
               Eurodollar Time Deposit, at
               cost approximating  value,
               maturity 05/01/03                      19,701,000

Total Investments - 100%
   (Identified cost, $133,380,213)                  $289,906,336
                                                    ============

* Non-income producing security

See notes to financial statements.

CENTURY SMALL CAP SELECT FUND

PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 - (UNAUDITED)

COMMON STOCKS: CONSUMER DISCRETIONARY - 13.8%

SHARES                                                 VALUE
------                                                 -----
  15,000  America's Car-Mart, Inc.*                 $    225,000
  26,000  Bright Horizons Family Solutions, Inc.*        780,780
  50,000  Century Business Services, Inc.*               141,000
  12,490  Charles River Associates, Inc.*                270,284
   5,000  Cost Plus, Inc.*                               153,650
  39,500  CoStar Group, Inc.*                            879,270
  20,000  Helen of Troy, Ltd.*                           283,000
   5,000  Lee Enterprises, Inc.                          179,350
  20,000  Scholastic Corp.*                              568,200
  18,600  The Advisory Board Company*                    681,132
  20,000  Tuesday Morning Corp.*                         467,600
  32,900  Watson Wyatt & Company Holdings*               671,160
                                                    ------------
                                                       5,300,426
                                                    ------------

COMMON STOCKS:  FINANCIAL SERVICES - 30.1%
  45,000  American Capital Strategies, Ltd.            1,091,700
  10,000  Boston Private Fin'l Holdings, Inc.            188,500
  13,000  Delphi Financial Group, Inc.                   572,650
   9,500  Eaton Vance Corp.                              283,100
  20,100  FirstFed America Bancorp, Inc.                 619,080
   9,000  Gallagher (Arthur J.) & Co.                    224,910
  85,000  Hub International Ltd.                       1,250,350
  30,000  Investment Technology Group, Inc.              428,700
  25,000  Investors Financial Services Corp.             545,250
  20,000  IPC Holdings, Ltd.*                            687,000
  56,000  Max Re Capital, Ltd.                           742,000
  50,000  Metris Companies, Inc.                         180,500
   5,200  NDCHealth Corp.                                100,100
  25,000  Ohio Casualty Corp.*                           313,125
  11,000  Philadelphia Consol. Holding Corp.*            429,110
  31,000  Platinum Underwriters Holding, Ltd.            819,950
  20,000  Providian Financial Corp.*                     147,400
  20,000  Redwood Trust, Inc.                            664,800
  22,000  Reinsurance Group of America, Inc.             630,300
  20,500  Scottish Annuity & Life Holdings, Ltd.         362,850
  11,000  StanCorp Financial Group, Inc.                 590,700
 117,900  Universal American Financial Corp.*            687,357
                                                    ------------
                                                      11,559,432
                                                    ------------

COMMON STOCKS:  HEALTH CARE - 25.4%
   5,000  American Healthways, Inc.*                $    123,450
  15,000  Apria Healthcare Group, Inc.*                  351,750
  15,000  Charles River Laboratories, Inc.*              407,250
  21,655  CorVel Corp.*                                  677,801
   7,000  First Health Group Corp.*                      175,350
  21,500  Henry Schein, Inc.*                            927,725
  15,000  IDEXX Laboratories, Inc.*                      585,000
  20,000  IDX Systems Corp.*                             293,400
  19,000  Mid Atlantic Medical Services, Inc.*           827,450
  20,000  Odyssey Healthcare, Inc.*                      516,800
  25,000  Pediatrix Medical Group, Inc.*                 796,750
  25,000  Pharmaceutical Product Dev., Inc.*             654,250
  10,000  Sierra Health Services, Inc.*                  166,000
  26,900  Stericycle, Inc.*                            1,056,901
  44,000  Sunrise Assisted Living, Inc.*               1,188,000
  30,000  Triad Hospitals, Inc.*                         660,300
  32,000  Vertex Pharmaceuticals, Inc.*                  386,240
                                                    ------------
                                                       9,794,417
                                                    ------------

COMMON STOCKS:  MATERIALS AND PROCESS - 1.7%
  20,000  Rogers Corp.*                                  662,000
                                                    ------------

COMMON STOCKS:  PRODUCER DURABLES - 1.8%
  10,000  Mettler-Toledo International, Inc.*            355,000
  10,000  Standard Pacific Corp.*                        302,500
                                                    ------------
                                                         657,500
                                                    ------------

COMMON STOCKS:  TECHNOLOGY - 9.8%
  10,000  ANSYS, Inc.*                                   264,500
  20,000  Citrix Systems, Inc.*                          379,200
  10,000  FLIR Systems, Inc.*                            520,800
  25,000  Inter-Tel, Inc.                                411,250
  60,000  Lawson Software, Inc.*                         304,200
  57,000  OneSource Information Services, Inc.*          361,950
  99,700  Online Resources Corp.*                        326,019
  24,000  Scansource, Inc.*                              477,840
  46,300  SERENA Software, Inc.*                         729,688
                                                    ------------
                                                       3,775,447
                                                    ------------

                   See notes to financial statements.

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 - (UNAUDITED) (CONTINUED)

COMMON STOCKS:  OTHER - 3.8%

SHARES/FACE AMOUNT                                      VALUE
------------------                                      -----
  15,000  iShares Trust/Russell 2000 Growth         $    632,700
   9,000  iShares Trust/S&P Smallcap 600 Barra           604,530
  15,000  Longs Drug Stores Corp.                        232,350
                                                    ------------
                                                       1,469,580
                                                    ------------

COMMON STOCKS:  UTILITIES - 1.2%
  25,000  Boston Communications Group, Inc. *            452,250
                                                    ------------
TOTAL INVESTMENTS IN COMMON STOCKS - 87.6%
   (Identified cost, $32,330,259)                     33,671,052
                                                    ------------
CASH EQUIVALENTS - 12.4%
 $4,755,000   State Street Bank and Trust
              Eurodollar Time Deposit, at
              cost approximating value,
              maturity 05/01/03                        4,755,000
                                                    ------------

TOTAL INVESTMENTS - 100%
   (Identified cost, $37,085,259)                   $ 38,426,052
                                                    ============

*Non-income producing security

--------------------------------------------------------------------------------

Concerning Century Funds, performance and portfolio data as discussed in this report:

The views in this report were those of the Funds' Chief Investment Officer as of April 30, 2003 and may not reflect his views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investments and do not constitute investment advise.

As of 3/31/03 Century Shares Trust's one year, three year, five year and ten year average annual returns were -17.42%, 4.37% -0.43% and 8.77% respectively. The average annual returns for Century Small Cap Select Fund as of 3/31/03 for the one- and three-years ended that date, as well as since inception, were -5.73%, 13.78%, and 16.21% for Institutional Shares (12/9/99 inception date) and -6.21%, 13.50%, and 16.38% for Investor Shares (2/24/00 inception date), respectively.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS' HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Returns include reinvestment of dividends and capital gains. Performance for Century Small Cap Select Fund would have been lower during the period if certain fees had not been waived or expenses reimbursed. The Funds will deduct a short term trading fee of 1.0% from the redemption proceeds if shares are sold after being held less than 180 days. Focusing in the financial services field will subject the Funds to the risks associated with that field (e.g., government regulation, interest rates, claims activity, and exposure to natural and man-made disasters) and may result in greater fluctuation in share value than is experienced in less focused portfolios. In addition, Century Small Cap Select Fund invests in smaller companies which pose greater risks than those associated with larger, more established companies. The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held, large capitalization common stocks. The Russell 2000 Index is an unmanaged, market value weighted index, which measures performance of the 2,000 smallest companies in the Russell 3000 Index. The Lipper Growth and Income Fund Index tracks the results of 30 large mutual funds that seek growth of capital and income. One cannot invest directly in an index. For more current performance, please call 1-800-303-1928 or visit www.centuryfunds.com. Forum Fund Services, LLC, Distributor.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2003 - (UNAUDITED)

                                                                                           Century Shares        Century Small Cap
                                                                                                Trust               Select Fund
                                                                                            ------------           ------------
ASSETS:
Investments, at value (Note 1A)
    (Identified cost of $133,380,213 and $37,085,259, respectively).....................    $289,906,336           $ 38,426,052

Cash....................................................................................             696                  3,674
Dividends and interest receivable.......................................................         125,195                  2,293
Other assets............................................................................          12,619                     --
Receivable for Trust/Fund shares sold...................................................          33,779                306,422
                                                                                            ------------           ------------
    Total Assets........................................................................     290,078,625             38,738,441
                                                                                            ------------           ------------

LIABILITIES:
Payable to Affiliates:
    Investment adviser fee (Note 5).....................................................         193,440                 24,156
    Administration fee (Note 6).........................................................          34,621                     --
Accrued expenses and other liabilities..................................................          86,607                 75,942
Payable for investments purchased.......................................................              --              1,112,252
Payable for Trust/Fund shares repurchased...............................................           7,400                  5,620
                                                                                            ------------           ------------
    Total Liabilities...................................................................         322,068              1,217,971
                                                                                            ------------           ------------
Net Assets (Note 3).....................................................................    $289,756,557           $ 37,520,470
                                                                                            ============           ============

Net Assets consist of:
Investor Class..........................................................................                           $ 20,994,968
Institutional Class.....................................................................                           $ 16,525,502

Shares Outstanding consist of (Note 2):
Century Shares Trust....................................................................       9,147,814
Investor Class..........................................................................                              1,294,403
Institutional Class.....................................................................                              1,015,175

NET ASSET VALUE PER SHARE (Represents both the offering and redemption price)
Century Shares Trust....................................................................          $31.67
Investor Class..........................................................................                                 $16.22
Institutional Class.....................................................................                                 $16.28

                                                    See notes to financial statements.

STATEMENT OF OPERATIONS - SIX MONTHS ENDED APRIL 30, 2003 - (UNAUDITED)

                                                                                           Century Shares        Century Small Cap
                                                                                                Trust               Select Fund
                                                                                            ------------           ------------
Investment Income:
    Dividends...........................................................................     $ 1,986,945             $  114,001
    Interest............................................................................          45,141                  7,560
                                                                                             -----------             ----------
      Total income......................................................................       2,032,086                121,561
                                                                                             -----------             ----------

Expenses:
    Investment adviser fee (Note 5).....................................................       1,087,495                131,220
    Non-interested trustees' remuneration...............................................          41,740                  4,189
    Transfer agent......................................................................          68,840                 32,247
    Custodian...........................................................................          32,550                 37,260
    Administration (Note 6).............................................................         203,905                     --
    Insurance...........................................................................          12,140                  2,427
    Professional fees...................................................................          52,680                 29,315
    Registration........................................................................          13,105                 15,745
    Printing and other..................................................................          75,505                 18,296
    Distribution fee (Note 8)...........................................................              --                 16,341
                                                                                             -----------             ----------
      Total expenses....................................................................       1,587,960                287,040
        Advisor reimbursement (Note 7)..................................................              --               (63,848)
                                                                                             -----------             ----------
      Net expenses......................................................................       1,587,960                223,192
                                                                                             -----------             ----------

      Net investment income/(loss)......................................................         444,126              (101,631)
                                                                                             -----------             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from investment transactions......................................       8,504,037              1,004,816
    Increase in unrealized appreciation on investments..................................       1,354,253              1,516,467
                                                                                             -----------             ----------
      Net realized and unrealized gain on investments...................................       9,858,291              2,521,283
                                                                                             -----------             ----------
Net increase in net assets resulting from operations....................................     $10,302,416             $2,419,652
                                                                                             ===========             ==========

                                            See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       Century Small Cap
                                                         Century Shares Trust                             Select Fund
INCREASE (DECREASE)                     Six Months Ended    Period Ended         Year Ended       Six Months Ended    Year Ended
IN NET ASSETS:                           April 30, 2003   October 31, 2002    December 31, 2001    April 30, 2003   October 31, 2002
                                         --------------   ----------------    -----------------   ---------------   ----------------
                                           (unaudited)                                             (unaudited)
Operations:
  Net investment income/(loss)             $    444,126       $    708,468       $  1,492,941        $  (101,631)    $ (197,665)
  Net realized gain on investment
    transactions                              8,504,037         28,395,323         34,170,401          1,004,816         872,674
  Change in net unrealized appreciation       1,354,253        (65,168,490)       (49,630,190)         1,516,467       (652,230)
                                           ------------       ------------       ------------        -----------     -----------
  Net increase/(decrease) in net assets
    resulting from operations                10,302,416        (36,064,699)       (13,966,848)         2,419,652          22,779
  Net equalization (Note 1C)                       (231)            (1,890)           (11,850)                --              --

Distributions to shareholders from:
  Net investment income                        (420,948)          (437,544)        (1,488,873)          (145,527)             --
  Realized gain from investment
    transactions:
     Century Shares Trust                   (27,698,387)                --        (30,463,614)
     Institutional Class                                                                                       --       (71,314)
     Investor Class                                                                                     (588,021)       (20,118)
  Trust/Fund share transactions - net        16,255,016        (18,060,849)       (25,921,627)        12,776,626       7,683,159
  Redemption fees                                 7,432             27,639            103,436              1,083          47,973
                                           ------------       ------------       ------------        -----------     -----------
     Total increase/(decrease)               (1,554,702)       (54,537,343)       (71,749,376)        14,463,813       7,662,479
Net Assets:
  At beginning of period                    291,311,259        345,848,602        417,597,978         23,056,657      15,394,178
                                           ------------       ------------       ------------        -----------     -----------
  At end of period                         $289,756,557       $291,311,259       $345,848,602        $37,520,470     $23,056,657
                                           ============       ============       ============        ===========     ===========

Distributions in excess of net
  investment income at end of
  period                                   $     69,824       $     92,770       $    361,804        $   247,158     $       --
                                           ============       ============       ============        ===========     ===========

                                                   See notes to financial statements.

FINANCIAL HIGHLIGHTS
                                   SIX MONTHS    PERIOD
                                     ENDED        ENDED
                                    APRIL 30,   OCTOBER 31,                   YEAR ENDED DECEMBER 31,
CENTURY SHARES TRUST          2003 (UNAUDITED)    2002(A)       2001       2000       1999       1998       1997
                              ----------------   --------   --------   --------   --------   --------   --------
Net Asset Value, beginning of
   period                             $  33.95   $  38.12   $  42.97   $  34.32   $  44.66   $  44.66   $  31.30
                                      --------   --------   --------   --------   --------   --------   --------
Income from Investment Operations:
   Net investment income/(loss)           0.05       0.08       0.17       0.39       0.42       0.41       0.39
   Net realized and unrealized
     gain on investments                  1.01      (4.20)     (1.26)     12.39      (6.05)      2.71      15.25
                                      --------   --------   --------   --------   --------   --------   --------
   Total income from investment
     operations                           1.06      (4.12)     (1.09)     12.78      (5.63)      3.12      15.64
                                      --------   --------   --------   --------   --------   --------   --------
Less Distributions From:
   Net investment income                 (0.05)     (0.05)     (0.17)     (0.38)     (0.41)     (0.40)     (0.38)
   Net realized gain on investment
     transactions                        (3.29)     (3.60)     (3.75)     (4.30)     (2.72)     (1.90)
                                      --------   --------   --------   --------   --------   --------   --------
   Total distributions                   (3.34)     (0.05)     (3.77)     (4.13)     (4.71)     (3.12)     (2.28)
                                      --------   --------   --------   --------   --------   --------   --------

Redemption fees                           --         --         0.01       --         --         --         --
                                      --------   --------   --------   --------   --------   --------   --------
Net Asset Value, end of period        $  31.67   $  33.95   $  38.12   $  42.97   $  34.32   $  44.66   $  44.66
                                      ========   ========   ========   ========   ========   ========   ========

Total Return                              3.74%**  -10.82%**   -2.52%     37.44%    -12.38%      7.00%      50.1%
Ratios and supplemental data:
Net assets, end of period
  (000 omitted)                       $289,757   $291,311   $345,849   $417,598   $309,644   $415,129   $414,576
   Ratio of expenses to average
     net assets                           1.16%*     1.19%*     1.05%      0.83%      0.82%      0.78%      0.82%
   Ratio of net investment income
     to average net assets                0.32%*     0.26%*     0.41%      1.05%      1.00%      0.88%      1.04%
Portfolio Turnover Rate 7%                             22%        17%        17%        11%         6%         6%

CENTURY SMALL CAP SELECT FUND
                                  SIX MONTHS ENDED                                  YEAR ENDED OCTOBER 31,
                               APRIL 30, 2002 (UNAUDITED)      2002        2001       2000       2002       2001        2000
                                      INSTITU-              INSTITU-   INSTITU-   INSTITU-
                                        TIONAL   INVESTOR     TIONAL     TIONAL     TIONAL   INVESTOR   INVESTOR     INVESTOR
                                         CLASS      CLASS      CLASS      CLASS   CLASS(C)      CLASS      CLASS     CLASS(D)
                                      --------   --------   --------   --------   --------   --------   --------     --------

Net Asset Value, beginning of
   period                             $  15.42   $  15.35   $  14.68   $  14.57   $  10.00   $  14.60   $  14.26     $  10.00
                                      --------   --------   --------   --------   --------   --------   --------     --------
Income from Investment Operations:
   Net investment income/(loss)          (0.04)     (0.05)     (0.10)        --       0.04      (0.18)     (0.03)       (0.01)
   Net realized and unrealized gain
   on investments                         1.36       1.34       0.93       0.52(b)    4.53       0.94       0.53(b)      4.27
                                      --------   --------   --------   --------   --------   --------   --------     --------
   Total income from investment
     operations                           1.32       1.29       0.83       0.52       4.57       0.76       0.50         4.26
                                      --------   --------   --------   --------   --------   --------   --------     --------

Less Distributions From:
   Net investment income                 (0.11)     (0.07)      --        (0.02)      --         --         --           --
   Net realized gain on investment
     transactions                        (0.35)     (0.35)     (0.13)     (0.41)      --        (0.03)     (0.19)        --
                                      --------   --------   --------   --------   --------   --------   --------     --------
   Total distributions                   (0.46)     (0.42)     (0.13)     (0.43)      --        (0.03)     (0.19)        --
                                      --------   --------   --------   --------   --------   --------   --------     --------

Redemption fees                           --         --         0.04       0.02       --         0.02       0.03         --
                                      --------   --------   --------   --------   --------   --------   --------     --------
Net Asset Value, end of period        $  16.28   $  16.22   $  15.42   $  14.68   $  14.57   $  15.35   $  14.60     $  14.26
                                      ========   ========   ========   ========   ========   ========   ========     ========

Total Return                              8.70%**    8.53%**    5.87%      3.63%     45.70%**    5.34%      3.68%       42.60%**

Ratios and supplemental data:
Net assets, end of period
   (000 omitted)                      $ 16,526   $ 20,995   $ 12,938   $  6,093   $  2,253   $ 10,119   $  9,302     $    690
  Ratio of expenses to average net
     assets                               1.80%*     1.45%*     1.45%      1.45%      1.45%*     1.80%      1.80%        1.80%*
  Ratio of expenses to average net
     assets without giving effect
     to voluntary expense agreement       2.35%*     1.82%*     1.87%      4.04%     11.58%*     2.53%      4.38%       14.73%*
  Ratio of net investment income to
  average net assets                     -0.45%*    -0.27%*    -0.70%     -0.02%      0.38%     -1.05%     -0.48%       -0.14%
Portfolio Turnover Rate                     35%        35%       123%        48%        24%       123%        48%          24%

(a) For the period from January 1, 2002 to October 31, 2002.  Effective September 5, 2002, CST changed its fiscal year end from
    December 31 to October 31.
(b) The per share amount is not in accord with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time
(c) From the commencement date of investment operations, December 9, 1999 to October 31, 2000.
(d) From the commencement date of investment operations, February 24, 2000 to October 31, 2000.
  * Annalized
 ** Not annualized

                                                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) SIGNIFICANT ACCOUNTING POLICIES -- Century Capital Management Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Century Shares Trust (the "Trust") and Century Small Cap Select Fund (the "Fund") are diversified series of the Master Trust. The following is a summary of significant accounting policies consistently followed by both the Trust and the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. INVESTMENT SECURITY VALUATIONS -- Securities listed on national securities exchanges are valued at closing prices. Unlisted securities or listed securities for which closing prices are not available generally are valued at the latest bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value.

B. FEDERAL TAXES -- It is the policy of the Trust and the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

C. EQUALIZATION -- The Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Trust shares equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or repurchases of Trust shares.

D. OTHER -- Investment security transactions are accounted for on the date the securities are purchased or sold. Gain or loss on sales is determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Shares issuable to shareholders electing to receive income dividends and capital gain distributions in shares are recorded on the ex-dividend date. Effective September 5, 2002, Century Shares Trust changed its fiscal year end from December 31 to October 31.

E. USE OF ESTIMATES -- The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Trust and Fund. Actual results could differ from those estimates.

F. MULTIPLE CLASSES OF SHARES -- The Fund offers multiple classes of shares, which differ in their respective distribution and transfer agent fees. All shareholders bear the common expenses of the Fund based upon daily net assets of each class, without distinction between share classes.

G. REDEMPTION FEES -- In general, shares of the Trust and Fund may be redeemed at net asset value. However, upon the redemption of shares held less than 180 days, a fee of 1% of the current net asset value of the shares will be assessed and retained by each for the benefit of their respective remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

(2)  TRANSACTIONS IN SHARES

     A. TRUST SHARES -- The number of authorized shares is unlimited. Transactions in Trust shares were as follows:

                                                     SIX MONTHS ENDED              PERIOD ENDED                  YEAR ENDED
                                                      APRIL 30, 2003             OCTOBER 31, 2002             DECEMBER 31, 2001
                                                  SHARES         AMOUNT         SHARES       AMOUNT         SHARES        AMOUNT
                                                 ---------     -----------     --------    -----------    ----------  ------------
Sold..........................................     346,523    $ 10,344,713      227,051  $  8,402,719       630,308   $ 25,647,948
Issued to shareholders in reinvestment of
    distributions from:
    Net investment income.....................      10,049         299,347        8,211       311,411        24,977      1,039,151
    Realized gain on investment transactions..     728,825      21,711,689           --            --       619,893     23,630,306
                                                 ---------    ------------    --------   ------------    ----------   ------------
                                                 1,085,397      32,355,749      235,262     8,714,130     1,275,178     50,317,405
Repurchased...................................    (517,516)    (16,100,733)    (727,746)  (26,774,979)   (1,920,512)   (76,239,032)
                                                 ---------    ------------    --------   ------------    ----------   ------------
    Net increase (decrease)...................     567,881    $ 16,255,016    (492,484)  $(18,060,849)     (645,334)  $(25,921,627)
                                                 =========    ============    ========   ============    ==========   ============

     B. FUND SHARES - The number of authorized shares is unlimited. Shares of the Fund are currently divided into an Investor class and an Institutional class. Transactions in Fund shares were as follows:

                                                                                SIX MONTHS ENDED APRIL 30, 2003
                                                                   INSTITUTIONAL CLASS                       INVESTOR CLASS
                                                               SHARES               AMOUNT                 SHARES            AMOUNT
Sold.....................................................     354,852         $  5,583,027                741,931       $11,604,735
Issued to shareholders in reinvestment of distributions from:
     Net investment income...............................       5,436               83,552                  2,792            42,793
     Realized gain on investment transactions............      18,120              278,505                 15,148           232,215
                                                             --------         ------------               --------       -----------
                                                              378,408            5,945,084                759,871        11,879,743
Repurchased..............................................    (202,242)          (3,128,541)              (124,765)       (1,919,660)
                                                             --------         ------------               --------       -----------
Net Increase.............................................     176,166         $  2,816,543                635,106       $ 9,960,083
                                                             ========         ============               ========       ===========

                                                                                  YEAR ENDED OCTOBER 31, 2002
                                                                   INSTITUTIONAL CLASS                          INVESTOR CLASS
                                                               SHARES               AMOUNT                 SHARES            AMOUNT
Sold.....................................................     659,199         $ 10,357,752                494,056       $ 7,850,975
Issued to shareholders in reinvestment of distributions from:
     Realized gain on investment transactions............       3,825               60,546                    978            15,478
                                                             --------         ------------               --------       -----------
                                                              663,024           10,418,298                495,034         7,866,453
Repurchased..............................................    (238,954)          (3,649,371)              (472,892)       (6,952,221)
                                                             --------         ------------               --------       -----------
Net Increase.............................................     424,070         $  6,768,927                 22,142       $   914,232
                                                             ========         ============               ========       ===========

(3) SOURCES OF NET ASSETS

CENTURY SHARES TRUST
At April 30, 2003, net assets consisted of:
Capital paid-in....................................................................................................    $124,716,620
Accumulated distributions in excess of net investment income.......................................................         (69,824)
Accumulated undistributed net realized gains on investments........................................................       8,583,638
Unrealized appreciation in value of investments....................................................................     156,526,123
                                                                                                                       ------------
    Net assets applicable to outstanding capital stock.............................................................    $289,756,557
                                                                                                                       ============

CENTURY SMALL CAP SELECT FUND
At April 30, 2003, net assets consisted of:
Capital paid-in....................................................................................................    $ 35,341,467
Accumulated distributions in excess of net investment income.......................................................        (247,158)
Unrealized appreciation on investments.............................................................................       1,340,793
Accumulated undistributed net realized gains on investments........................................................       1,085,368
                                                                                                                       ------------
    Net assets applicable to outstanding capital stock.............................................................    $ 37,520,470
                                                                                                                       ============

(4) INVESTMENT SECURITY TRANSACTIONS
    FOR THE TRUST, other than U.S. Government obligations and certificates of deposit, purchases and sales of investment securities aggregated $17,184,416 and $32,646,707, respectively, during the six months ended April 30, 2003. At April 30, 2003, the cost of investments for federal tax purposes was $133,380,213. Net unrealized appreciation for all securities at that date was $156,526,123. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $161,342,043 and aggregate gross unrealized depreciation for all securities in which there was an excess tax cost over market value of $4,815,920.

    FOR THE FUND, other than U.S. Government obligations and certificates of deposit, purchases and sales of investment securities aggregated $19,124,028 and $9,151,117, respectively, during the six months ended April 30, 2003. At April 30, 2003, the cost of investments for federal tax purposes was $37,085,259. Net unrealized depreciation for all securities at that date was $1,340,793. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,648,888 and aggregate gross unrealized depreciation for all securities in which there was an excess tax cost over market value of $1,308,095.

(5) INVESTMENT ADVISER FEE

    FOR THE TRUST, the investment adviser fee is earned by Century Capital Management, Inc. ("CCM"), as compensation for providing investment advisory, management and administrative services to the Trust. CCM receives a monthly fee equal on an annualized basis to 0.8% of the first $500 million and 0.7% of the amounts exceeding $500 million of the Trust's average daily net asset value. For the six months ended April 30, 2003, the fee amounted to $1,087,495. Officers and Trustees of the Master Trust who are employed by CCM receive remuneration for their services out of such investment adviser fee.

    FOR THE FUND, the investment adviser fee is earned by CCM as compensation for providing investment advisory, management and administrative services to the Fund. CCM receives a monthly fee equal on an annualized basis to 0.95% of the Fund's average daily net asset value. For the year ended April 30, 2003, the fee amounted to $131,220. Officers and Trustees of the Master Trust who are employed by CCM receive remuneration for their services out of such investment adviser fee.

(6) ADMINISTRATION FEES -- The Trust has an Administration Agreement with CCM. Under the agreement CCM provides or procures, at its expense, non-investment advisory services to the Trust. CCM receives a monthly fee equal on an annualized basis to 0.15% of the Trust's net asset value. The fee was $203,905 for the six months ended April 30, 2003.

(7) ADVISER REIMBURSEMENT -- CCM has voluntarily waived a portion of its management fee for both classes of the Fund and reimbursed certain other expenses to the extent necessary so that net fund annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed certain expense limitations through at least February 28, 2004. The expense limitations for the Investor and Institutional Class are 1.80% and 1.45%, respectively. During the six months ended April 30, 2003, the adviser reimbursement amounted to $63,848.

(8) DISTRIBUTION AND SERVICE PLAN -- The Fund has adopted a distribution and service plan for the Investor class under Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of shares. The Investor Class currently pays a distribution and service fee equal to 0.25% of the average daily net assets of the class. During the six months ended April 30, 2003, $16,341 was accrued under the distribution and service plan. The plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a majority of the outstanding shares of the Investor class.

[logo] CENTURY FUNDS
One Liberty Square  Boston, Massachusetts 02109



GROWTH INVESTORS IN
VALUE INDUSTRIES

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, after evaluating the effectiveness of the registrant's "disclosure controls and procedures" (as defined in the Investment Company Act of 1940 Rule 30-a-2(c)) as of a date (the "Evaluation Date") within 90 days of the filing date of this report, have concluded that, as of the Evaluation Date, the registrant's disclosure controls and procedures were adequate and designed to ensure that the information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported within the requisite time periods.

         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the Evaluation Date.

Items 10. Exhibits.

         (a) Not applicable.

         (b) Attached hereto.

             Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and under Rule 30a-2 of the Investment Company Act of 1940.

             Exhibit 99.906CERT Certifications pursuant to Section 906 of the
                                Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Century Capital Management Trust


By:  /s/ Allan W. Fulkerson
         ----------------------------
         Allan W. Fulkerson, Chairman

Date:  July 3, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicate.


By:  /s/ Allan W. Fulkerson
         ----------------------------
         Allan W. Fulkerson, Chairman (Principal Executive Officer)

Date:  July 3, 2003


By:  /s/ Steven Alfano
         ----------------------------
         Steven Alfano, Secretary (Principal Financial Officer)

Date:   July 3, 2003